Other financial assets	12 Months Ended
Dec. 31, 2024
Other financial assets
Other financial assets

9.Other financial assets

	2024	2023
Assets measured at fair value
Investments in equity securities and trust funds (1)	331,318	1,210,138
Investment Portfolio – Foreign currency	693,745	364,962
Hedging instruments (2)	65,797	231,463
Investment Portfolio – Local currency	31,819	54,887
	1,122,679	1,861,450
Assets measured at fair value through other comprehensive income
Investment Portfolio – Local currency (3)	2,676,959	—
Shares and other (4)	1,035,871	2,007
	3,712,830	2,007
Assets measured at amortized cost (5)	404,941	369,318
	5,240,450	2,232,775

Current	851,543	1,860,928
Non–current	4,388,907	371,847
	5,240,450	2,232,775
(1)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia. See note 9.1.
(2)	Corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Corresponds to National Government TES securities to meet liquidity needs at Ecopetrol S.A.
(4)	Corresponds mainly to the recognition of McDermott shares in Refinería de Cartagena S.A.S. (see note 23.4)
(5)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

The average return of the investment portfolio in Colombian pesos (local currency) and U.S. dollars (foreign currency) were 10.2% (2023 – 12.9%) and 4.8% (2023 – 7.7%), respectively.

The fair value measurement is recognized against other comprehensive income (Note 24.5) or financial result (Note 29), in accordance with the business model established by the Business Group.

9.1	Restrictions

As of December 31, 2024 and 2023, there were restricted funds for $39,414 and $68,069 respectively, which have a specific destination, mainly in: i) ISA, for $12,780 (2023: $11,547), associated with administration and payment trusts established for the projects of the Mining and Energy Planning Unit (UPME), resources retained by judicial seizures and the resources to develop the Conexión Jaguar program and, ii) Interligação Elétrica Norte e Nordeste, for $11,585 (2023: $12,743), related to a guarantee granted to Banco do Nordeste do Brasil (BNB) until the debt with the bank is paid.

9.2	Maturity

The following is the balance of other financial assets by date to maturity as of December 31, 2024, and 2023:

	2024	2023
Up to 1 year	851,543	1,860,928
1 – 2 years	1,001,466	291,392
2 – 5 years (1)	1,177,748	28,186
> 5 years (2)	2,209,693	52,269
	5,240,450	2,232,775
(1)	This corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see Note 23.4).

(2)Corresponds to TES maturities of the National Government.

9.3	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2024, and 2023:

	2024	2023
Level 1	3,052,575	1,526,458
Level 2	748,876	336,999
Level 3 (1)	1,034,058	—
	4,835,509	1,863,457
(1)

Corresponds to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4). These shares were accounted as an equity instrument recognized at fair value in hierarchy level 3, they are not listed on a stock exchange and the refinery is a minority investor. After analyzing the information available for the valuation update as of December 31, 2024, it is concluded that the company does not have enough information available in the market to allow an update of the financial valuation of McDermott’s results in 2024 and its projected cash flows.

There were no transfers between hierarchy levels for the years ended December 31, 2024, and 2023.

The securities in the Ecopetrol Business Group’s portfolio are valued daily in accordance with the provisions of the Colombian Financial Superintendency. For this purpose, information provided by authorized entities is used, which collect data from active markets. In cases where market data is unavailable, other directly or indirectly observable data are used.

For investments denominated in dollars, Bloomberg is the information provider, and for those denominated in pesos, Precia is the entity authorized by the Colombian Financial Superintendency to provide this service.

Within the investment ranking process, in addition to the information used for valuation, other relevant aspects are taken into account, such as the issuer rating, investment classification, liquidity, active market, and the issuer risk analysis conducted by the Ecopetrol Business Group, which allows for the appropriate investment ranking level to be reached.

9.4	Credit rating

The following table reflects the credit quality of the issuers of other financial assets:

	2024	2023
BB+ (1)	3,060,884	13,921
AA+	253,423	—
F1	173,128	259,003
P-1	136,222	150,905
B	100,962	1,263,144
F2	66,535	55,606
AAA	14,429	22,864
F1+	4,364	—
Baa3	2	3
F3	1	—
BB	—	296,394
A-2	—	116,738
A1	—	13,904
BBB	—	302
Not available rating (2)	1,430,500	39,991
	5,240,450	2,232,775
(1)	Corresponds to National Government TES securities in local currency.
(2)	Corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4)

See credit risk policy in Note 30.7.